Annual Total Returns (Vanguard Russell 1000 Growth Index Fund - ETF Shares ETF) (Vanguard Russell 1000 Growth Index Fund, Vanguard Russell 1000 Growth Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Annual Total Return
2013	33.29%
2012	15.10%
2011	2.40%